Private Placement Warrants - Schedule of Inputs and Assumptions Including Volatility (Details)	Dec. 31, 2025	Dec. 31, 2024
Stock price [Member]
Schedule of Inputs and Assumptions Including Volatility [Line Items]
Private placement warrant measurement inputs	2.55	2.87
Exercise price [Member]
Schedule of Inputs and Assumptions Including Volatility [Line Items]
Private placement warrant measurement inputs	115	115
Risk-free interest rate [Member]
Schedule of Inputs and Assumptions Including Volatility [Line Items]
Private placement warrant measurement inputs	4.39	4.23
Expected term (in years) [Member]
Schedule of Inputs and Assumptions Including Volatility [Line Items]
Private placement warrant measurement inputs	0.12	1.12
Expected dividend yield [Member]
Schedule of Inputs and Assumptions Including Volatility [Line Items]
Private placement warrant measurement inputs	0	0
Expected volatility [Member]
Schedule of Inputs and Assumptions Including Volatility [Line Items]
Private placement warrant measurement inputs	83.5	95.1